Segments (Tables)	12 Months Ended
Dec. 31, 2013
SEGMENTS [Abstract]
Revenues, long-term assets by geography
	For the year ended December 31,
Revenues by geography	2011	2012	2013
	RMB	RMB	RMB
Net revenues derived in the PRC	5,016,708	4,419,983	3,781,776
Net revenues derived in Korea	161,977	155,934	352,412
Net revenues derived in all other countries	131,142	142,642	210,542
Total net revenues	5,309,827	4,718,559	4,344,730

Long-term assets by geography	December 31, 2012	December 31, 2013
	RMB	RMB
Long-term assets in the PRC	861,361	1,385,042
Long-term assets in Korea	703,313	632,854
Long-term assets in all other countries	69,574	50,157
Total long-term assets	1,634,248	2,068,053